OPERATING PROFIT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GROUP INCOME STATEMENT
Revenue	$ 4,560	$ 5,138	$ 4,904
Cost of goods sold	(1,396)	(1,338)	(1,298)
Gross profit	3,164	3,800	3,606
Research and development expenses	(307)	(292)	(246)
Marketing, selling and distribution expenses	(1,773)	(1,911)	(1,820)
Administrative expenses	(789)	(782)	(677)
Selling, general and administrative expenses	(2,562)	(2,693)	(2,497)
Operating profit	295	815	863
Restructuring and rationalisation expenses included in cost of goods sold	15	7
Charge relating to legal and other items	6	5
Change for the year - amortisation	63	61	63
Restructuring and rationalisation expenses included in administrative expenses	109	127	120
Amortisation and Impairment of Acquisition Intangibles	171	143	113
Legal and other charges	28	24	9
Legal and other items	55	16	21
Charge relating to legal and other items, included in cost of goods sold			4
Acquisition-related costs included in administrative expenses	4	32	7
Other operating income		(147)	(107)
Amortisation of intangibles	234	204	176
Impairment of intangible assets	12	2	3
Impairment of property, plant and equipment	5	4	5
Fair value remeasurement of trade investments		12	9
Depreciation of property, plant and equipment	311	292	251
Loss on disposal of property, plant and equipment and intangible assets	34	16	19
Operating lease payments for land and buildings			32
Operating lease payments for other assets			25
Advertising costs	66	85	88
Other operating income	147		84
Depreciation of right-of-use assets	$ 51	$ 50	$ 0